13. Trade receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfTradeReceivablesLineItems [Line Items]
Current trade receivables	$ 12,460,070	$ 11,667,923
Sales of electricity - Billed
SummaryOfTradeReceivablesLineItems [Line Items]
Current trade receivables	7,714,038	7,108,327
Sales of electricity - Unbilled
SummaryOfTradeReceivablesLineItems [Line Items]
Current trade receivables	5,792,028	5,744,779
PBA & CABA government credit
SummaryOfTradeReceivablesLineItems [Line Items]
Current trade receivables	251,361	0
Framework agreement
SummaryOfTradeReceivablesLineItems [Line Items]
Current trade receivables	9,003	15,957
Fee payable for the expansion of the transportation and others
SummaryOfTradeReceivablesLineItems [Line Items]
Current trade receivables	25,046	35,321
Receivables in litigation
SummaryOfTradeReceivablesLineItems [Line Items]
Current trade receivables	214,884	149,400
Allowance for the impairment of trade receivables
SummaryOfTradeReceivablesLineItems [Line Items]
Current trade receivables	$ (1,546,290)	$ (1,385,861)